Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 79,683,676	₩ 79,370,808
Liabilities	32,080,153	31,607,510
Equity (deficit)	47,603,523	47,763,298	₩ 46,672,614	₩ 47,110,638
Sales	57,466,678	64,785,709	65,154,636
Net income (loss)	1,748,492	2,038,165	₩ 1,932,386
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	446,067	474,387
Liabilities	190,289	170,678
Equity (deficit)	255,778	303,709
Sales	112,173	216,648
Net income (loss)	(15,603)	32,334
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	473,415	516,659
Liabilities	575	786
Equity (deficit)	472,840	515,873
Net income (loss)	8,534	7,479
Domestic [member] | Samcheok Blue Power Co.,Ltd. (Formerly, POSPower Co., Ltd) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,169,343	707,051
Liabilities	700,266	199,846
Equity (deficit)	469,077	507,205
Net income (loss)	(5,994)	(5,294)
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	592,568	677,508
Liabilities	238,971	357,843
Equity (deficit)	353,597	319,665
Sales	698,712	738,977
Net income (loss)	39,826	63,269
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	251,190	250,364
Liabilities	79,182	78,589
Equity (deficit)	172,008	171,775
Sales	17,075	17,591
Net income (loss)	2,513	2,576
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	609,815	610,089
Liabilities	516,963	492,620
Equity (deficit)	92,852	117,469
Sales	222,066	313,438
Net income (loss)	(24,617)	(24,677)
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	158,679	21,980
Liabilities	2,534	5,165
Equity (deficit)	156,145	16,815
Net income (loss)	(1,714)	(528)
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	172,088	164,708
Liabilities	106,611	108,441
Equity (deficit)	65,477	56,267
Sales	85,158	85,537
Net income (loss)	(2,930)	(1,536)
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	54,832	53,019
Liabilities	27,111	22,971
Equity (deficit)	27,721	30,048
Sales	6,672	17,824
Net income (loss)	(2,326)	1,497
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	178,848	187,156
Liabilities	132,123	138,219
Equity (deficit)	46,725	48,937
Sales	16,586	18,342
Net income (loss)	(1,971)	(887)
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	303,359	136,203
Liabilities	74,738	7,322
Equity (deficit)	228,621	128,881
Net income (loss)	(2,636)	(509)
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	104,933	108,797
Liabilities	5	5
Equity (deficit)	104,928	108,792
Sales	12,280	14,787
Net income (loss)	6,694	12,280
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	9,271,788	11,143,705
Liabilities	2,161,353	5,718,152
Equity (deficit)	7,110,435	5,425,553
Sales	5,993,950	5,037,471
Net income (loss)	2,299,529	1,660,577
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	707,247	752,617
Equity (deficit)	707,247	752,617
Net income (loss)	25,406	47,521
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	118,676	268,139
Liabilities	9,875	36,857
Equity (deficit)	108,801	231,282
Sales	32,854	167,022
Net income (loss)	16,887	112,949
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	873,174	969,280
Liabilities	534,961	637,478
Equity (deficit)	338,213	331,802
Sales	1,252,189	1,145,794
Net income (loss)	7,856	1,704
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	4,924,371	5,703,501
Liabilities	2,294,881	4,202,704
Equity (deficit)	2,629,490	1,500,797
Sales	204,820	638,797
Net income (loss)	(772,396)	(504,077)
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	2,800,437	3,959,365
Liabilities	3,650,509	4,249,083
Equity (deficit)	(850,072)	(289,718)
Sales	1,403,457	1,623,843
Net income (loss)	(1,009,296)	(465,853)
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,515,828	1,808,529
Liabilities	719,745	906,254
Equity (deficit)	796,083	902,275
Sales	458,806	555,075
Net income (loss)	183,465	254,582
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,599,095
Liabilities	1,086,440
Equity (deficit)	512,655
Sales	336,174
Net income (loss)	121,644
Foreign [member] | 9404-5515 Quebec Inc. (Formerly, 7623704 Canada Inc.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,197,702	1,276,857
Liabilities	3	1
Equity (deficit)	1,197,699	1,276,856
Net income (loss)	105,411	95,306
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	445,140	471,377
Liabilities	308,885	331,194
Equity (deficit)	136,255	140,183
Sales	223,427	245,509
Net income (loss)	(8,353)	2,432
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	211,497	232,935
Liabilities	353	147
Equity (deficit)	211,144	232,788
Sales	40,086	69,577
Net income (loss)	38,370	67,507
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	389,973	423,608
Liabilities	387,870	392,226
Equity (deficit)	2,103	31,382
Sales	36,587	112,568
Net income (loss)	(29,714)	(28,360)
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	199,841	222,266
Liabilities	139,264	158,451
Equity (deficit)	60,577	63,815
Sales	20,272	18,163
Net income (loss)	7,057	(6,233)
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	71,805	65,413
Liabilities	21,486	15,232
Equity (deficit)	50,319	50,181
Sales	104,537	101,101
Net income (loss)	(237)	28
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	68,036	61,847
Liabilities	38,843	33,989
Equity (deficit)	29,193	27,858
Sales	78,954	77,371
Net income (loss)	1,156	327
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	72,001	73,604
Liabilities	16,812	17,765
Equity (deficit)	55,189	55,839
Sales	3,236	641
Net income (loss)	₩ (1,086)	₩ 153